UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments

Strategic Growth Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

Shares		Value (000)

COMMON STOCK§ — 99.5%
Consumer Discretionary — 15.8%
1,835	Amazon.com*	$1,537
24,609	Nike Cl B	1,296
874	priceline.com*	1,286
19,090	Starbucks	1,033

		5,152

Consumer Staples — 5.4%
7,712	CVS Health	686
7,388	Monster Beverage*	1,085

		1,771

Financials — 4.9%
25,396	Charles Schwab	802
2,967	Intercontinental Exchange	799

		1,601

Health Care — 31.3%
7,908	Alexion Pharmaceuticals*	969
3,056	Biogen*	957
24,043	Bristol-Myers Squibb	1,297
10,751	Celgene*	1,124
8,653	DexCom*	758
7,142	Edwards Lifesciences*	861
7,067	Illumina*	1,284
6,734	Intercept Pharmaceuticals*	1,108
3,540	Shire PLC	686
13,738	Vertex Pharmaceuticals*	1,198

		10,242

Industrials — 2.0%
2,463	Acuity Brands	652

Information Technology — 37.2%
28,003	Activision Blizzard	1,241
10,442	Adobe Systems*	1,133
13,792	Alibaba Group Holding ADR*	1,459
9,566	Facebook Cl A*	1,227
4,671	MercadoLibre	864
27,955	Mobileye NV*	1,190
5,434	Palo Alto Networks*	866
12,064	salesforce.com inc*	861
14,179	ServiceNow*	1,122
19,177	Splunk*	1,125
12,832	Visa Cl A	1,061

		12,149

Materials — 2.9%
3,429	Sherwin-Williams	948

TOTAL COMMON STOCK (Cost $28,570)		32,515

CASH EQUIVALENT — 0.6%
179,047	Black Rock FedFund, Institutional Shares, 0.324% (A)	179

TOTAL CASH EQUIVALENT (Cost $179)		179

TOTAL INVESTMENTS (Cost $28,749†) — 100.1%		$32,694

Percentages are based on Net Assets of $32,663 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of September 30, 2016.

§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	At September 30, 2016, the tax basis cost of the Fund’s investments was $28,749 (000), and the unrealized appreciation and depreciation were $4,805 (000) and $(860) (000), respectively.

September 30, 2016	www.bishopstreetfunds.com

Strategic Growth Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

Cost figures are shown in thousands.

As of September 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended September 30, 2016.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2700

September 30, 2016	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

Shares		Value (000)

COMMON STOCK — 97.5%
Consumer Discretionary — 9.5%
15,600	Comcast Cl A	$1,035
2,690	Genuine Parts	270
8,000	Home Depot	1,029
9,400	Interpublic Group of Companies	210
3,230	McDonald’s	372
6,200	Time Warner	494
3,470	TJX	260
3,100	VF	174
2,220	Walt Disney	206

		4,050

Consumer Staples — 12.6%
13,550	Altria Group	857
5,725	Coca-Cola Enterprises	228
8,705	CVS Health	775
7,325	General Mills	468
2,900	Kimberly-Clark	366
6,260	PepsiCo	681
10,485	Philip Morris International	1,019
5,900	Procter & Gamble	529
5,725	Wal-Mart Stores	413

		5,336

Energy — 8.3%
4,925	Chevron	507
16,000	Exxon Mobil	1,396
4,850	Occidental Petroleum	354
10,150	Schlumberger	798
7,335	Suncor Energy	204
4,850	Valero Energy	257

		3,516

Financials — 14.9%
21,550	Bank of America	337
5,375	BB&T	203
1,505	BlackRock	546
6,025	Chubb	757
5,430	CME Group	567
17,895	JPMorgan Chase	1,192
10,300	Marsh & McLennan	693
4,925	Northern Trust	335
6,160	PNC Financial Services Group	555
3,300	T Rowe Price Group	219
10,100	US Bancorp	433
11,385	Wells Fargo	504

		6,341

Health Care — 11.9%
8,550	AbbVie	539
875	Aetna	101
3,455	Bristol-Myers Squibb	187
2,630	Eli Lilly	211
12,200	Johnson & Johnson	1,441
3,850	Medtronic PLC	333
17,210	Merck	1,074
27,635	Pfizer	936
1,600	UnitedHealth Group	224

		5,046

Industrials — 12.3%
2,350	3M	414
1,605	Boeing	212
3,520	Dover	259
5,075	General Dynamics	787
7,650	Honeywell International	892
3,055	Lockheed Martin	732
2,425	Parker Hannifin	305
1,710	Stanley Black & Decker	210
6,950	United Parcel Service Cl B	760

September 30, 2016	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

Shares		Value (000)
Industrials — (continued)
2,255	United Technologies	$229
6,400	Waste Management	408

		5,208

Information Technology — 14.8%
6,060	Activision Blizzard	269
9,720	Apple	1,099
5,760	Automatic Data Processing	508
27,195	Cisco Systems	862
13,350	Intel	504
3,790	Lam Research	359
30,925	Microsoft	1,781
5,575	Qualcomm	382
7,735	Texas Instruments	543

		6,307

Materials — 2.1%
3,825	Dow Chemical	198
3,175	LyondellBasell Industries NV Cl A	256
580	Sherwin-Williams	161
5,350	Sonoco Products	283

		898

Real Estate — 3.7%
1,100	American Tower‡	125
1,465	AvalonBay Communities‡	260
1,305	Crown Castle International‡	123
5,645	Duke Realty‡	154
695	Essex Property Trust‡	155
2,125	Public Storage‡	474
1,400	Simon Property Group‡	290

		1,581

Telecommunication Services — 2.3%
19,200	Verizon Communications	998

Utilities — 5.1%
4,175	American Electric Power	268
7,600	CMS Energy	319
3,275	Dominion Resources	243
4,925	Eversource Energy	267
2,450	NextEra Energy	300
3,950	PG&E	242
2,055	Sempra Energy	220
4,850	WEC Energy Group	291

		2,150

TOTAL COMMON STOCK (Cost $29,993)		41,431

PREFERRED STOCK — 0.2%
Energy — 0.2%
1,325	Hess* (Cost $74)	87

CASH EQUIVALENT (A) — 2.3%
958,138	Black Rock FedFund, Institutional Shares, 0.324% (Cost $958)	958

TOTAL INVESTMENTS (Cost $31,025†) — 100.0%		$42,476

Percentages are based on Net Assets of $42,488 (000).

‡	Real Estate Investment Trust

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of September 30, 2016.

†	At September 30, 2016, the tax basis cost of the Fund’s investments was $31,025 (000), and the unrealized appreciation and depreciation were $11,734 (000) and $(283) (000), respectively.

Cost figures are shown in thousands.

Cl — Class

PLC — Public Limited Company

September 30, 2016	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

As of September 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended September 30, 2016.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2700

September 30, 2016	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

Face Amount (000)		Value (000)

CORPORATE OBLIGATIONS — 57.1%
Consumer Discretionary — 12.2%
	Amazon.com
$650	4.800%, 12/05/34	$764
	Anheuser-Busch InBev Finance
425	1.250%, 01/17/18	425
	Anheuser-Busch InBev Worldwide
350	7.750%, 01/15/19	398
	AutoZone
250	4.000%, 11/15/20	269
	Comcast
500	3.600%, 03/01/24	547
300	3.150%, 03/01/26	317
	DIRECTV Holdings LLC
275	3.800%, 03/15/22	294
	Dollar General
350	1.875%, 04/15/18	352
	Ford Motor Credit LLC
500	2.375%, 03/12/19	506
	George Washington University
225	4.363%, 09/15/43	253
	Home Depot
700	5.875%, 12/16/36	960
	Johnson Controls
500	4.250%, 03/01/21	538
	McDonald’s MTN
500	4.600%, 05/26/45	561
475	2.200%, 05/26/20	484
	Starbucks
350	2.450%, 06/15/26	356
	Target
525	2.300%, 06/26/19	540
	Walt Disney MTN
425	1.850%, 07/30/26	406

		7,970

Consumer Staples — 5.2%
	Campbell Soup
500	4.250%, 04/15/21	553
	Coca-Cola
250	2.875%, 10/27/25	264
200	2.450%, 11/01/20	208
	Colgate-Palmolive MTN
500	1.950%, 02/01/23	504
	ConAgra Foods
250	1.900%, 01/25/18	251
	CVS Health
300	2.875%, 06/01/26	304
	Hershey
250	2.625%, 05/01/23	258
	Kellogg
250	3.250%, 04/01/26	261
	Unilever Capital
375	2.100%, 07/30/20	384
	Walgreens Boots Alliance
400	3.300%, 11/18/21	423

		3,410

September 30, 2016	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

Face Amount (000)		Value (000)
Energy — 2.9%
	BP Capital Markets PLC
$265	3.814%, 02/10/24	$286
	Halliburton
350	6.150%, 09/15/19	392
	Occidental Petroleum
300	2.700%, 02/15/23	306
	Schlumberger Investment SA
400	3.650%, 12/01/23	433
	Shell International Finance BV
500	1.875%, 05/10/21	500

		1,917

Financials — 14.7%
	American International Group
350	2.300%, 07/16/19	356
	Bank of America MTN
300	2.600%, 01/15/19	306
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	546
	Goldman Sachs Group MTN
500	7.500%, 02/15/19	565
500	1.305%, 06/04/17 (A)	501
	JPMorgan Chase
600	2.250%, 01/23/20	608
	Lincoln National
500	8.750%, 07/01/19	589
	MetLife
1,000	6.817%, 08/15/18	1,098
	Morgan Stanley MTN
200	5.750%, 10/18/16	200
250	3.333%, 08/31/17 (A)	251
500	3.100%, 11/09/18 (A)	505
	MUFG Americas Holdings
250	2.250%, 02/10/20	253
	Principal Financial Group
500	8.875%, 05/15/19	589
	Prudential Financial MTN
320	7.375%, 06/15/19	368
	Royal Bank of Canada MTN
650	2.150%, 03/06/20	660
300	1.500%, 07/29/19	299
	State Street
425	4.956%, 03/15/18	444
	Toyota Motor Credit MTN
630	1.375%, 01/10/18	631
	US Bancorp MTN
500	3.000%, 03/15/22	530
	Wells Fargo
300	2.150%, 01/15/19	304

		9,603

Health Care — 4.8%
	AbbVie
500	2.900%, 11/06/22	513
	Amgen
350	5.700%, 02/01/19	383
150	4.950%, 10/01/41	166
	Becton Dickinson and Co
500	3.125%, 11/08/21	526
	Gilead Sciences
650	4.500%, 04/01/21	722

September 30, 2016	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

Face Amount (000)		Value (000)
Health Care — (continued)
	Merck Sharp & Dohme
$750	5.000%, 06/30/19	$825

		3,135

Industrials — 5.4%
	Caterpillar
500	7.900%, 12/15/18	570
	FedEx
330	2.625%, 08/01/22	339
	General Electric MTN
500	1.850%, 03/15/23 (A)	502
	Norfolk Southern
450	2.900%, 06/15/26	461
	Northrop Grumman
500	4.750%, 06/01/43	591
	Raytheon
475	2.500%, 12/15/22	494
	United Technologies
500	3.100%, 06/01/22	536

		3,493

Information Technology — 6.3%
	Apple
725	2.850%, 05/06/21	764
	Intel
500	3.300%, 10/01/21	539
	International Business Machines
700	8.375%, 11/01/19	847
	Microsoft
500	3.625%, 12/15/23	549
	NetApp
550	3.375%, 06/15/21	576
	Symantec
300	4.200%, 09/15/20	313
	Texas Instruments
500	1.000%, 05/01/18	499

		4,087

Materials — 3.1%
	Dow Chemical
500	8.550%, 05/15/19	586
	Mosaic
500	5.625%, 11/15/43	537
	Praxair
500	2.200%, 08/15/22	509
	Rio Tinto Finance USA PLC
350	9.000%, 05/01/19	414

		2,046

Real Estate — 0.2%
	Ventas Realty
100	2.700%, 04/01/20	102

Telecommunication Services — 1.4%
	Ameritech Capital Funding
425	6.875%, 10/15/27	514
	Verizon Communications
375	2.625%, 02/21/20	386

		900

September 30, 2016	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

Face Amount (000)		Value (000)
Transportation — 0.9%
	Burlington Northern Santa Fe LLC
$500	4.450%, 03/15/43	$567

TOTAL CORPORATE OBLIGATIONS (Cost $35,514)		37,230

U.S. TREASURY OBLIGATIONS — 15.5%
	U.S. Treasury Bond
800	6.000%, 02/15/26	1,109
500	5.375%, 02/15/31	730
700	4.750%, 02/15/37	1,016
1,000	4.500%, 08/15/39	1,417
500	4.375%, 05/15/41	702
335	3.750%, 08/15/41	430
1,000	3.625%, 08/15/43	1,273
500	3.000%, 11/15/45	571
700	2.875%, 05/15/43	779
1,000	2.250%, 08/15/46	982
	U.S. Treasury Note
350	3.625%, 02/15/21	387
400	2.875%, 03/31/18	413
180	2.375%, 08/15/24	192
100	2.250%, 11/15/25	106

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,752)		10,107

MUNICIPAL BONDS — 9.7%
Municipal — 9.7%
	Akron Ohio, RB, NATL Insured, Pre-Refunded @ 100
500	5.610%, 12/01/26 (B)	504
	Babylon New York, GO
375	4.600%, 07/01/37	395
	California State, GO
560	6.509%, 04/01/39	677
	Houston, Independent School District, GO
250	6.125%, 02/15/28	275
	Hudson County, Improvement Authority, RB, AGM Insured
575	7.400%, 12/01/25	697
	Indiana Bond Bank, Ser A, RB
350	3.276%, 01/15/25	371
	Maryland State, Transportation Authority, RB
500	5.788%, 07/01/29	641
	Massachusetts Housing Finance Agency, Ser A, RB
580	5.086%, 12/01/41	608
	Napa Valley Unified School District, GO
225	6.507%, 08/01/43	326
	North East Independent School District, GO
100	5.240%, 08/01/27	124
	Oklahoma Development Finance Authority, RB
100	3.200%, 06/01/27	102
	San Antonio Texas Water System Revenue, RB
250	5.502%, 05/15/29	313
	Stockton Public Financing Authority, Sub-Ser, RB
500	7.942%, 10/01/38	580
	University of Texas System, Ser C, RB
550	4.794%, 08/15/46	694

TOTAL MUNICIPAL BONDS (Cost $5,949)		6,307

September 30, 2016	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

Face Amount (000)/Shares		Value (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.4%
	FFCB
$675	1.750%, 08/01/22	$673
500	1.420%, 12/28/18	501
500	1.240%, 11/29/19	499
	FHLB
475	4.750%, 03/10/23	567
1,000	4.125%, 03/13/20	1,101
500	3.750%, 12/14/18	530
	FHLMC MTN
650	1.600%, 09/30/21	651
675	1.500%, 08/25/21	673
	FNMA
250	0.900%, 11/07/17	250

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,345)		5,445

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 7.4%
	FHLMC, Ser 2011-3970, Cl KC
1,500	3.500%, 03/15/33	1,632
	FHLMC, Ser 2015-4425, Cl BY
597	2.000%, 01/15/45	546
	FHLMC, Ser E01488
58	5.000%, 10/01/18	59
	FHLMC, Ser G12710
98	5.500%, 07/01/22	101
	FNMA, Ser 2003-33, Cl AB
30	3.750%, 03/25/33	30
	FNMA, Ser 2003-58, Cl D
61	3.500%, 07/25/33	63
	FNMA, Ser 2012-84, Cl JB
400	3.000%, 05/25/42	404
	FNMA, Ser 2013-92, Cl MT
72	4.000%, 07/25/41	77
	FNMA, Ser 889958
45	5.000%, 10/01/23	48
	GNMA, Ser 2011-112, Cl JP
257	2.000%, 02/20/40	258
	GNMA, Ser 2012-101, Cl KL
956	2.000%, 09/20/41	924
	GNMA, Ser 2012-91, Cl QL
765	2.000%, 09/20/41	713

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $4,658)		4,855

NON-AGENCY MORTGAGE-BACKED OBLIGATION — 0.8%
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
568	2.390%, 04/25/32 (A) (Cost $519)	532

CASH EQUIVALENT (C) — 0.4%
239,485	Black Rock FedFund, Institutional Shares, 0.324% (Cost $239)	239

TOTAL INVESTMENTS (Cost $60,976†) — 99.3%		$64,715

Percentages are based on Net Assets of $65,183 (000).

September 30, 2016	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on September 30, 2016. The maturity date shown is the final maturity date.

(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(C)	The rate reported is the 7-day effective yield as of September 30, 2016.

†	At September 30, 2016, the tax basis cost of the Fund’s investments was $60,976 (000), and the unrealized appreciation and depreciation were $3,839 (000) and $(100) (000), respectively.

Cost figures are shown in thousands.

AGM — Assured Guaranty Municipal Corp.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

LLC — Limited Liability Corporation

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$37,230	$—	$37,230
U.S. Treasury Obligations	—	10,107	—	10,107
Municipal Bonds	—	6,307	—	6,307
U.S. Government Agency Obligations	—	5,445	—	5,445
U.S. Government Mortgage-Backed Obligations	—	4,855	—	4,855
Non-Agency Mortgage-Backed Obligation	—	532	—	532
Cash Equivalent	239	—	—	239

Total Investments in Securities	$239	$64,476	$—	$64,715

For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended September 30, 2016.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-2700

September 30, 2016	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

Face Amount (000)		Value (000)

MUNICIPAL BONDS — 99.4%
Alabama — 0.2%
	Huntsville, Electric System Revenue, RB
$225	5.250%, 12/01/29	$268

Alaska — 1.2%
	Alaska Municipal Bond Bank Authority, Ser 3, RB, Bond Bank Moral Obligation Insured
1,000	5.000%, 09/01/22	1,160
	Alaska State, Ser A, GO
525	5.000%, 08/01/34	631

		1,791

Arkansas — 0.4%
	Little Rock, Sewer Revenue, RB
500	5.000%, 08/01/20	570

California — 4.6%
	California State, GO
1,000	5.000%, 09/01/23	1,241
235	4.500%, 03/01/21	263
150	4.500%, 08/01/30	152
	Orange County, Water District, Ser A, RB
1,000	5.000%, 08/15/31	1,221
	Sacramento City Unified School District, GO
500	5.000%, 07/01/23	617
	Santa Monica Community College District, Ser B, GO (A)
2,250	4.294%, 08/01/35 (A)	1,096
	Sonoma County, Junior College District, GO
1,000	5.000%, 08/01/27	1,222
	University of California, Ser AF, RB
1,000	5.000%, 05/15/36	1,222

		7,034

Florida — 0.9%
	Jacksonville, Sales Tax Revenue, Ser A, RB
1,000	5.000%, 10/01/29	1,185
	Miami-Dade County School Board, Ser D, COP
150	5.000%, 02/01/27	186

		1,371

Georgia — 0.4%
	Atlanta, Water & Wastewater Revenue, Ser A, RB, NATL Insured
450	5.500%, 11/01/27	581

Hawaii — 82.6%
	Hawaii County, Ser A, GO (B)
1,000	5.000%, 07/15/18, Pre-Refunded @ 100 (B)	1,073
500	5.000%, 09/01/20	575
250	5.000%, 09/01/22	303
1,000	5.000%, 09/01/31	1,244
500	4.000%, 03/01/20, Pre-Refunded @ 100 (B)	551
1,850	4.000%, 09/01/35	2,080
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	242
	Hawaii County, Ser D, GO
450	5.000%, 09/01/25	577
	Hawaii State Department of Budget & Finance, RB, AMT
350	3.250%, 01/01/25	375

September 30, 2016	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Airport System Authority, RB, AGM Insured
$1,000	5.250%, 07/01/27	$1,152
	Hawaii State, Airport System Authority, Ser A, RB
250	5.250%, 07/01/23	288
2,500	5.250%, 07/01/27	2,874
1,000	5.250%, 07/01/28	1,146
900	5.250%, 07/01/30	1,025
1,500	5.000%, 07/01/45	1,739
	Hawaii State, Airport System Authority, RB, AMT
2,000	5.000%, 07/01/24	2,272
1,000	4.125%, 07/01/24	1,102
1,000	3.000%, 07/01/17	1,015
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB , AGC Insured
1,000	5.000%, 01/01/26	1,002
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
425	6.000%, 07/01/33	520
500	4.625%, 07/01/21	561
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser B, RB
225	5.000%, 07/01/18	240
55	3.000%, 07/01/19	58
	Hawaii State, Department of Budget & Finance, RB
325	5.125%, 07/01/31	378
300	3.600%, 11/15/20	301
300	3.350%, 11/15/19	301
	Hawaii State, Department of Budget & Finance, Ser 2009, RB
4,100	6.500%, 07/01/39	4,610
	Hawaii State, Department of Budget & Finance, Ser A, RB
100	5.000%, 07/01/22	119
575	5.000%, 07/01/26	683
1,800	5.000%, 07/01/27	2,257
3,500	5.000%, 07/01/35	4,220
850	4.000%, 07/01/18	894
	Hawaii State, Department of Budget & Finance, Ser B, RB
775	5.000%, 07/01/28	910
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, AGM Insured
2,000	5.000%, 11/01/31	2,006
110	4.250%, 11/01/26	110
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
1,525	5.000%, 08/01/21	1,757
3,675	5.000%, 08/01/27	4,303
	Hawaii State, Department of Transportation, COP, AMT
1,000	5.250%, 08/01/25	1,200
	Hawaii State, Harbor System Revenue, Ser A, RB
100	5.000%, 07/01/25	113
1,125	4.250%, 07/01/21	1,239
	Hawaii State, Harbor System Revenue, Ser B, RB, AMT, AGM Insured
500	5.000%, 01/01/23	501
	Hawaii State, Highway Authority, RB (B)
605	5.500%, 07/01/18	653
1,000	5.500%, 01/01/19, Pre-Refunded @ 100 (B)	1,101
	Hawaii State, Highway Authority, Ser A, RB
700	5.000%, 01/01/23	861
1,600	5.000%, 01/01/30	1,977
1,700	5.000%, 01/01/31	2,060
1,000	5.000%, 01/01/33	1,226
400	5.000%, 01/01/34	489
	Hawaii State, Highway Authority, Ser B, RB, AGM Insured
1,250	5.250%, 07/01/18	1,344

September 30, 2016	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

Face Amount (000)		Value (000)
Hawaii — (continued)
$1,600	5.250%, 07/01/19	$1,786
	Hawaii State, Highway Revenue, Ser A, RB
1,225	4.000%, 01/01/36	1,359
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	218
115	3.750%, 04/01/21	125
180	3.500%, 04/01/20	192
115	3.000%, 04/01/18	118
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,200
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA/FHLMC Insured
490	3.450%, 01/01/22	528
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	1,036
	Hawaii State, Ser DK, GO (B)
220	5.000%, 05/01/18 (B)	235
	Hawaii State, Ser DN, GO (B)
200	5.250%, 08/01/18, Pre-Refunded @ 100 (B)	216
	Hawaii State, Ser DQ, GO (B)
35	5.000%, 06/01/19, Pre-Refunded @ 100 (B)	39
	Hawaii State, Ser DR, GO
1,000	5.000%, 06/01/19	1,105
735	4.250%, 06/01/19	798
	Hawaii State, Ser DT, GO
270	5.000%, 11/01/19	303
	Hawaii State, Ser DY, GO
825	5.000%, 02/01/19	901
	Hawaii State, Ser DZ, GO (B)
70	5.000%, 12/01/17	73
100	5.000%, 12/01/20	116
1,045	5.000%, 12/01/21, Pre-Refunded @ 100 (B)	1,251
45	5.000%, 12/01/23	54
75	5.000%, 12/01/26	89
165	5.000%, 12/01/28	195
250	5.000%, 12/01/30	295
1,000	5.000%, 12/01/31	1,180
	Hawaii State, Ser EA, GO
935	5.000%, 12/01/21	1,112
1,700	5.000%, 12/01/22	2,030
	Hawaii State, Ser EF, GO
500	5.000%, 11/01/22	607
300	5.000%, 11/01/23	367
	Hawaii State, Ser EH, GO
1,000	5.000%, 08/01/18	1,074
675	5.000%, 08/01/23	833
365	5.000%, 08/01/24	450
1,135	5.000%, 08/01/30	1,369
200	5.000%, 08/01/32	240
	Hawaii State, Ser EO, GO
150	5.000%, 08/01/24	188
1,000	5.000%, 08/01/33	1,219
500	5.000%, 08/01/34	608
	Hawaii State, Ser EP, GO
1,000	5.000%, 08/01/22	1,207
	Hawaii State, Ser ET, GO
1,175	4.000%, 10/01/27	1,381
	Hawaii State, Ser EY, GO
2,000	5.000%, 10/01/27	2,558
	Hawaii State, Ser FB, GO
2,000	4.000%, 04/01/31	2,268

September 30, 2016	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser FE, GO
$245	5.000%, 10/01/27	$315
	Hawaii State, Ser FG, GO
1,075	3.000%, 10/01/19	1,138
	Honolulu City & County, Board of Water Supply, Ser A, RB
400	5.000%, 07/01/24	504
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,050	5.000%, 07/01/19	1,166
875	5.000%, 07/01/23	1,054
525	5.000%, 07/01/31	638
130	4.000%, 07/01/18	137
400	3.000%, 07/01/17	406
	Honolulu Hawaii City & County, Ser A, GO (B)
275	5.250%, 08/01/31	327
1,000	5.000%, 04/01/19, Pre-Refunded @ 100 (B)	1,102
700	5.000%, 10/01/19	782
680	5.000%, 11/01/21	808
500	5.000%, 11/01/22	609
1,000	5.000%, 10/01/27	1,283
325	5.000%, 10/01/29	411
1,250	5.000%, 10/01/35	1,542
700	4.000%, 11/01/19	763
325	4.000%, 08/01/22	368
275	3.750%, 04/01/18	287
	Honolulu Hawaii City & County, Ser A, GO , AGM Insured (B)
60	5.000%, 07/01/17, Pre-Refunded @ 100 (B)	62
	Honolulu Hawaii City & County, Ser B, GO
250	5.000%, 12/01/18	272
375	5.000%, 08/01/21	443
350	5.000%, 08/01/22	415
400	5.000%, 11/01/24	486
300	5.000%, 08/01/26	355
525	5.000%, 10/01/26	675
	Honolulu Hawaii City & County, Ser B, GO, AGM Insured
100	5.250%, 07/01/19	112
	Honolulu Hawaii City & County, Ser C, GO
500	5.000%, 10/01/26	643
200	4.750%, 09/01/18	215
	Honolulu Hawaii City & County, Ser D, GO
1,000	5.250%, 09/01/22	1,124
400	5.250%, 09/01/32	448
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB (B)
400	5.000%, 07/01/20	442
250	5.000%, 07/01/21, Pre-Refunded @ 100 (B)	295
100	5.000%, 07/01/22, Pre-Refunded @ 100 (B)	121
1,000	5.000%, 07/01/24	1,253
1,000	5.000%, 07/01/38	1,158
	Honolulu Hawaii City & County, Wastewater System Authority, Ser B, RB
1,575	5.000%, 07/01/23	1,952
	Honolulu Hawaii City & County, Wastewater System Authority, Ser B, RB
200	4.000%, 07/01/21	227
	Honolulu Hawaii City & County, Wastewater System Authority, Ser S, RB
650	5.000%, 07/01/22	789
	Honolulu Hawaii City & County, Wastewater System Authority, Waipahu Towers Project, Ser A, RB, AMT, GNMA Insured
165	6.900%, 06/20/35	166
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
125	5.000%, 07/01/20	143

September 30, 2016	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

Face Amount (000)		Value (000)
Hawaii — (continued)
	Kauai County, Ser A, GO
$250	5.000%, 08/01/21	$294
150	5.000%, 08/01/23	181
250	4.000%, 08/01/24	286
250	3.250%, 08/01/23	269
	Kauai County, Ser A, GO, NATL FGIC Insured
415	5.000%, 08/01/21	416
	Maui County, GO
250	5.000%, 06/01/20	287
150	5.000%, 06/01/21	178
	Maui County, Ser B, GO
500	4.000%, 06/01/21	553
	University of Hawaii, RB
1,400	5.000%, 10/01/25	1,780
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	113
	University of Hawaii, Ser A, RB , NATL Insured
350	3.500%, 07/15/28	350
	University of Hawaii, Ser A-2, RB
1,030	4.000%, 10/01/18	1,090
	University of Hawaii, Ser B, RB
2,000	5.000%, 10/01/34	2,427
1,000	4.000%, 10/01/23	1,165

		124,375

Indiana — 0.1%
	Indiana State, Housing & Community Development Authority, Ser C, RB , GNMA/FNMA/FHLMC Insured
75	4.100%, 06/01/27	79

Maine — 0.6%
	Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
750	5.250%, 07/01/31	852

Maryland — 0.4%
	Maryland State, GO
575	5.000%, 03/01/22	653

New York — 2.3%
	Metropolitan Transportation Authority, Ser A, RB
1,000	4.000%, 11/15/20	1,115
	New York City Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,196
	New York State, Dormitory Authority, Ser A, RB
500	5.000%, 03/15/31	611
	New York, New York, Ser H, GO
500	5.000%, 08/01/20	573

		3,495

Ohio — 1.0%
	Akron, Income Tax Revenue, RB
1,000	5.000%, 12/01/33	1,175
	Ohio State, Ser 2011-B, GO
300	5.000%, 08/01/22	364

		1,539

Oklahoma — 0.1%
	Oklahoma City Water Utilities Trust, RB
125	5.000%, 07/01/40	144

September 30, 2016	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

Face Amount (000)/Shares		Value (000)
Oregon — 0.2%
	Oregon State, Facilities Authority, Providence Health Services, RB
$225	5.000%, 10/01/19	$251

Tennessee — 0.4%
	Memphis, Ser A, GO
500	5.000%, 04/01/26	633

Texas — 3.2%
	Arlington, Higher Education Finance, Ser 2014-A, RB, PSF-GTD Insured
750	5.000%, 08/15/27	906
	City of Mesquite, GO
1,000	5.000%, 02/15/27	1,230
	Clifton Higher Education Finance, Ser 2014, RB, PSF-GTD Insured
700	5.000%, 08/15/26	851
	Harris County, Metropolitan Transit Authority, Ser A, RB (B)
425	5.000%, 11/01/21, Pre-Refunded @ 100 (B)	506
	Midland County, Fresh Water Supply District No. 1, Ser A, RB (A)
1,000	4.789%, 09/15/37 (A)	445
	North East, Independent School District, GO, PSF-GTD Insured
275	5.250%, 02/01/28	367
	Richardson, Independent School District, GO
500	4.000%, 02/15/33	551

		4,856

Utah — 0.2%
	Central Utah, Water Conservancy District, Ser B, GO
200	5.250%, 04/01/23	235

Washington — 0.6%
	Port of Seattle Washington, Ser A, RB
750	5.000%, 08/01/26	899

TOTAL MUNICIPAL BONDS (Cost $143,679)		149,626

CASH EQUIVALENT — 0.5%
801,065	Black Rock FedFund, Institutional Shares, 0.324% (C)	801

TOTAL CASH EQUIVALENT (Cost $801)		801

TOTAL INVESTMENTS (Cost $144,480†) — 99.9%		$150,427

Percentages are based on Net Assets of $150,630 (000).

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(C)	The rate reported is the 7-day effective yield as of September 30, 2016.

†	At September 30, 2016, the tax basis cost of the Fund’s investments was $144,480 (000), and the unrealized appreciation and depreciation were $6,227 (000) and $(280) (000), respectively.

Cost figures are shown in thousands.

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax

COP — Certificate of Participation

FGIC — Financial Guarantee Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

September 30, 2016	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Guaranteed by Permanent School Fund

RB — Revenue Bond

Ser — Series

The following is a list of the inputs used as of September 30, 2016, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$149,626	$—	$149,626
Cash Equivalent	801	—	—	801

Total Investments in Securities	$801	$149,626	$—	$150,427

For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended September 30, 2016.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2700

September 30, 2016	www.bishopstreetfunds.com

Short Duration Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

Face Amount (000)		Value (000)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 54.8%
	FHLMC
$36	5.500%, 10/01/19	$37
187	5.500%, 05/01/20	198
133	5.500%, 07/01/20	138
134	5.500%, 11/01/21	143
131	5.500%, 01/01/24	144
111	4.500%, 12/01/24	120
109	4.500%, 02/01/25	117
78	4.500%, 06/01/26	83
207	4.000%, 05/01/27	221
	FNMA
95	6.000%, 10/01/39	111
48	5.500%, 10/01/18	49
113	5.500%, 02/01/20	118
95	5.500%, 07/01/20	99
31	5.500%, 10/01/21	33
190	5.500%, 09/01/23	206
208	5.000%, 05/01/19	214
66	4.500%, 01/01/27	71
108	4.000%, 06/01/25	115
61	4.000%, 10/01/26	63
182	4.000%, 11/01/26	195
92	4.000%, 02/01/29	98
270	4.000%, 07/01/29	288
239	3.500%, 05/01/27	253
111	3.500%, 07/01/27	117
186	3.500%, 08/01/28	200
198	2.989%, 06/01/35 (A)	209
119	2.692%, 10/01/38 (A)	126
236	2.638%, 12/01/36 (A)	251
256	2.000%, 03/01/23	260
110	2.000%, 08/01/23	112
	GNMA
150	4.000%, 05/15/25	158
202	4.000%, 05/15/26	211

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $4,767)		4,758

U.S. TREASURY OBLIGATIONS — 21.5%
	U.S. Treasury Bill
100	0.656%, 05/25/17 (B)	100
	U.S. Treasury Note
505	0.875%, 05/31/18	506
575	0.875%, 05/15/19	575
30	0.750%, 08/31/18	30
90	0.750%, 08/15/19	90
535	0.625%, 05/31/17	535
30	0.625%, 08/31/17	30

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,866)		1,866

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.4%
	FHLMC
955	1.250%, 08/01/19	962
	FHLMC MTN
895	0.750%, 04/09/18	894

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,857)		1,856

September 30, 2016	www.bishopstreetfunds.com

Short Duration Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2016

Shares		Value (000)

CASH EQUIVALENT — 2.6%
226,461	Black Rock FedFund, Institutional Shares, 0.324% (C) (Cost $226)	$226

TOTAL CASH EQUIVALENT		226

TOTAL INVESTMENTS (Cost $8,716†) — 100.3%		$8,706

Percentages are based on Net Assets of $8,676 (000).

(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on September 30, 2016. The maturity date shown is the final maturity date.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	The rate reported is the 7-day effective yield as of September 30, 2016.

†	At September 30, 2016, the tax basis cost of the Fund’s investments was $8,716 (000), and the unrealized appreciation and depreciation were $7 (000) and $(17) (000), respectively.

Cost figures are shown in thousands.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

MTN — Medium Term Note

The following is a list of the inputs used as of September 30, 2016, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Mortgage-Backed Obligations	$—	$4,758	$—	$4,758
U.S. Treasury Obligations	—	1,866	—	1,866
U.S. Government Agency Obligations	—	1,856	—	1,856
Cash Equivalent	226	—	—	226

Total Investments in Securities	$226	$8,480	$—	$8,706

For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended September 30, 2016.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2700

September 30, 2016	www.bishopstreetfunds.com

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: November 29, 2016

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 29, 2016